Summary of Class B Series Two Common Shares Granted (Detail) - shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemptions	(161,415)	0
Class B Series Two Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	61,466	64,516
Redemptions	(10,777)	(3,050)
B2/B3 Share exchange	(50,689)
Shares outstanding at June 30, 2015	0	61,466
Before Income Tax Withheld | Class B Series Two Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	251,915	254,965
Redemptions		(3,050)
Shares outstanding at June 30, 2015		251,915
Income Tax Withheld | Class B Series Two Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of the period	(190,449)	(190,449)
Redemptions		0
Shares outstanding at June 30, 2015		(190,449)